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       Supplement dated August 10, 2006 to Prospectus dated June 1, 2006


     Effective immediately, the Baron Growth Fund and the Baron Small Cap Fund are each open to new investors. The prospectus of the Baron Funds(r) (the "Funds") is modified as follows in connection with the re-opening of these funds to new investors.

          On page 1 of the prospectus, the asterisk after Baron Growth Fund and Baron Small Cap Fund and the footnote are each deleted.

          On page 3 of the prospectus, under "WHAT ARE THE INVESTMENT GOALS OF THE FUNDS?" the phase "Closed to New Investors" underneath Baron Growth Fund and the Baron Small Cap Fund is deleted.

          On pages 19 and 20 of the prospectus, the heading "CLOSED FUNDS" and the three paragraphs beneath it are deleted.

          On page 21 of the prospectus, the second sentence of the first full paragraph stating that "BARON GROWTH FUND AND BARON SMALL CAP
     FUND are currently closed to new investors." is deleted.

          On page 25 of the prospectus, the second sentence of the first full paragraph under the heading "HOW TO EXCHANGE SHARES" stating that "Since BARON GROWTH FUND AND BARON SMALL CAP FUND are closed to new investors, YOU MAY NOT EXCHANGE INTO EITHER BARON
     GROWTH FUND AND BARON SMALL CAP FUND UNLESS YOU ARE AN
     EXISTING SHAREHOLDER." is deleted.


This information supplements the prospectus dated June 1, 2006. This supplement and the prospectus constitute a current prospectus. To request another copy of the prospectus, please call 1-800-992-2766 or visit our website at BaronFunds.com.

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                               >Baron Asset Fund
                               >Baron Growth Fund
                              >Baron Small Cap Fund
                             >Baron iOpportunity Fund
                         >Baron Fifth Avenue Growth Fund

                      Supplement dated August 10, 2006 to
             Statement of Additional Information dated June 1, 2006


     Effective immediately, the Baron Growth Fund and the Baron Small Cap Fund are each open to new investors. The statement of additional information of the Baron Funds(r) (the "Funds") is modified as follows in connection with the re-opening of these funds to new investors.

     On page 3 of the statement of additional information, the double asterisk after Baron Growth Fund and the Baron Small Cap Fund and the footnote are each deleted.


This information supplements the statement of additional information dated June 1, 2006. This supplement and the statement of additional constitute a current statement of additional. To request another copy of the prospectus and statement of additional information, please call 1-800-992-2766 or visit our website at BaronFunds.com.